The Millicom Group - A.1.3. Disposal of subsidiaries and decreases in non-controlling interests of subsidiaries (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Apr. 05, 2022	Jun. 26, 2019	Aug. 31, 2020	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2016
Disclosure of analysis of single amount of discontinued operations [abstract]
Cost of sales				$ (1,506)	[1]	$ (1,197)	[2]	$ (1,060)	[2]
Operating expenses				(1,890)	[1]	(1,546)	[2]	(1,383)	[2]
Depreciation and amortization				(1,344)		(1,113)		(1,119)
Other operating income (expenses), net				(2)	[1]	5	[2]	(12)	[2]
Operating profit				915	[1]	619	[2]	402	[2]
Other non-operating (expenses) income, net				(78)	[1]	(49)	[2]	(107)	[2]
Profit (loss) before taxes from continuing operations				238	[1]	728	[2],[3]	(252)	[2],[3]
Net profit/(loss) from discontinued operations				113	[1]	(28)	[2]	(60)	[2]
Cash Flow from Discontinued Operations [Abstract]
Cash from operating activities, net				18		87		69
Cash from (used in) investing activities, net				(10)		(46)		(43)
Cash from (used in) financing activities, net				(9)		(35)		(34)
Increase (decrease) in cash and cash equivalents, discontinued operations				(1)		5		(8)
Tazania legislation requirement, OPA, percentage of shares (in percent)										25.00%
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [abstract]
Revenue				88		357		366
Cost of sales				(26)		(104)		(111)
Operating expenses				(27)		(131)		(126)
Depreciation and amortization				(21)		(83)		(89)
Other operating income (expenses), net				4		1		(9)
Gain/(loss) on disposal of discontinued operations				120		0		0
Other expenses linked to the disposal of discontinued operations				(11)		0		(1)
Operating profit				127		39		32
Financial income (expenses), net (i)				(12)		(36)		(64)
Other non-operating (expenses) income, net				0		(1)		1
Profit (loss) before taxes from continuing operations				116		3		(31)
Credit (charge) for taxes, net				(3)		(31)		(29)
Net profit/(loss) from discontinued operations				$ 113		$ (28)		$ (60)
Discontinued operations | Discontinued Operations - Tanzania
Disclosure of subsidiaries [line items]
Total net assets	$ (79)
Consideration for disposal of operations	101
Gross gain on sale (B) - (A)	180
Other operating expenses linked to the disposal	(11)
Other operating income/expenses, net	(5)
Gain on sale before reclassification of foreign currency translation reserve	165
Reclassification of foreign currency translation reserve	(56)
Net gain on sale	$ 109
Discontinued operations | Discontinued Operations - Chad
Cash Flow from Discontinued Operations [Abstract]
Cash consideration for disposal of operations		$ 110
Disposal group, price adjustment			$ 8

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)
[3]	Re-presented for discontinued operations (see note A.4.).